UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 95.2%
	CONSUMER DISCRETIONARY - 6.4%
1,400	Genuine Parts Co.	$59,962
700	VF Corp.	55,531
		115,493

	CONSUMER STAPLES - 20.8%
2,200	Altria Group, Inc.	48,752
1,300	Kellogg Co.	65,065
1,200	Kimberly-Clark Corp.	76,944
1,000	PepsiCo, Inc.	64,910
1,000	Philip Morris International, Inc.	51,040
1,400	Wal-Mart Stores, Inc.	71,666
		378,377

	ENERGY - 8.2%
1,100	Chevron Corp.	83,831
1,300	Total SA ADR	65,819
		149,650

	FINANCIALS - 12.5%
1,100	Aflac, Inc.	54,109
1,300	Chubb Corp.	68,419
2,500	Marsh & McLennan Cos., Inc.	58,800
900	Travelers Cos., Inc.	45,405
		226,733

	HEALTH CARE - 15.1%
1,700	Abbott Laboratories	83,436
2,860	Bristol-Myers Squibb Co.	71,271
1,100	Eli Lilly & Co.	39,160
1,400	Johnson & Johnson	81,326
		275,193

	INDUSTRIALS - 6.8%
2,700	Pitney Bowes, Inc.	65,907
900	United Parcel Service, Inc., Class B	58,500
		124,407

	INFORMATION TECHNOLOGY - 11.1%
3,400	Intel Corp.	70,040
1,700	Microchip Technology, Inc.	51,765
7,900	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	79,790
		201,595

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number
of Shares		Value

	MATERIALS - 2.8%
1,300	Nucor Corp.	$50,882

	TELECOMMUNICATION SERVICES - 7.3%
2,400	AT&T, Inc.	62,256
2,000	CenturyLink, Inc.	71,240
		133,496

	UTILITIES - 4.2%
2,000	SCANA Corp.	76,620

	TOTAL COMMON STOCKS
	(Cost $1,585,478)	1,732,446

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 4.8%
$86,454	Fidelity Institutional Money Market Fund, 0.25%†	86,454

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $86,454)	86,454

	TOTAL INVESTMENTS - 100.0%
	(Cost $1,671,932)	1,818,900
	Other assets less liabilities - 0.0%	196
	TOTAL NET ASSETS - 100.0%	$1,819,096

ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
SECTOR REPRESENTATION - As of July 31, 2010
(Unaudited)

Sector Breakdown	% of Total Net Assets
Consumer Staples	20.8%
Health Care	15.1%
Financials	12.5%
Information Technology	11.1%
Energy	8.2%
Telecommunication Services	7.3%
Industrials	6.8%
Consumer Discretionary	6.4%
Utilities	4.2%
Materials	2.8%
Total Long-Term Investments	95.2%

Short-Term Investment	4.8%
Total Investments	100.0%
Other Assets Less Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010
(Unaudited)

Note 1 – Organization:
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes:
At July 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,671,932

Gross unrealized appreciation	$196,517
Gross unrealized depreciation	(49,549)
Net appreciation on investments	$146,968

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010
(Unaudited) – Continued

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$1,732,446	-	-	$1,732,446
Short-term Investments	86,454	-	-	86,454
Total Investments in Securities	1,818,900	-	-	1,818,900
Other Financial Instruments	-	-	-	-
Totals	$1,818,900	-	-	$1,818,900

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	September 28, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	September 28, 2010

* Print the name and title of each signing officer under his or her signature.